CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 26,352,161	$ 3,610,231	¥ 25,414,729
Restricted cash	602,342	82,521	882,637
Short-term investments	1,872,756	256,567	1,983,201
Accounts receivables, net	915,158	125,376	778,767
Amounts due from related parties, net	548,145	75,096	553,502
Other receivables and prepayments, net	2,473,050	338,806	2,298,612
Loan receivables, net	6,878	942	4,437
Inventories	5,032,069	689,391	5,644,713
Total current assets	37,802,559	5,178,930	37,560,598
Property and equipment, net	18,292,771	2,506,099	16,882,100
Deposits for property and equipment	164,955	22,599	200,739
Land use rights, net	10,686,400	1,464,031	10,132,626
Intangible assets, net	327,844	44,914	332,821
Investments in equity method investees	2,002,043	274,279	2,155,561
Other investments	3,355,489	459,700	2,916,189
Other long-term assets	434,206	59,486	147,669
Goodwill	755,213	103,464	755,213
Deferred tax assets, net	681,029	93,301	685,017
Right-of-use assets, net	433,617	59,405	554,061
Total assets	74,936,126	10,266,208	72,322,594
Current liabilities:
Accounts payable (Including accounts payable of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB3,478 and RMB837 as of December 31, 2023 and 2024, respectively)	15,190,560	2,081,098	17,259,395
Advances from customers (Including advances from customers of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB277,846 and RMB367,640 as of December 31, 2023 and 2024, respectively)	2,035,184	278,819	1,689,881
Accrued expenses and other current liabilities (Including accrued expenses and other current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB729,440 and RMB524,165 as of December 31, 2023 and 2024, respectively)	9,663,421	1,323,882	9,560,449
Deferred income (Including deferred income of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB2,575 and RMB1,066 as of December 31, 2023 and 2024, respectively)	476,796	65,321	457,594
Short-term loans	2,399,629	328,748	1,425,576
Operating lease liabilities (Including operating lease liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB5,722 and RMB814 as of December 31, 2023 and 2024, respectively)	57,224	7,840	80,868
Total current liabilities	29,927,001	4,099,982	30,624,136
Deferred tax liabilities (Including deferred tax liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB33,823 and RMB1,735 as of December 31, 2023 and 2024, respectively)	783,863	107,389	692,492
Deferred income-noncurrent	2,084,038	285,512	1,756,949
Operating lease liabilities-noncurrent (Including operating lease liabilities-noncurrent of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB784 and RMB24 as of December 31, 2023 and 2024, respectively)	591,995	81,103	689,259
Total liabilities	33,386,897	4,573,986	33,762,836
Commitments and contingencies (Note 22)
SHAREHOLDERS' EQUITY:
Treasury shares, at cost (5,977,682 and 13,028,013 Class A shares as of December 31, 2023 and 2024, respectively)	(7,042,759)	(964,854)	(3,624,763)
Additional paid-in capital	4,912,703	673,038	4,444,755
Retained earnings	42,906,188	5,878,124	36,836,928
Accumulated other comprehensive loss	(807,394)	(110,613)	(695,589)
Total Vipshop Holdings Limited shareholders' equity	39,968,813	5,475,706	36,961,404
Non-controlling interests	1,580,416	216,516	1,598,354
Total shareholders' equity	41,549,229	5,692,222	38,559,758
Total liabilities and shareholders' equity	74,936,126	10,266,208	72,322,594
Related Party
Current liabilities:
Amounts due to related parties (Including amounts due to related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB8,488 and RMB4,975 as of December 31, 2023 and 2024, respectively)	104,187	14,274	150,373
Class A ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares	64	9	62
Class B ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares	¥ 11	$ 2	¥ 11